UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
		  	    Washington, D.C.  20549

			           FORM 13F

			      FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):  [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     7x7 Asset Management LLC
Address:  100 Pine Street, Suite 1950
          San Francisco, CA  94111

Form 13F File Number:  028-12134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Douglas K. Lee
Title:    Manager
Phone:    415-249-6800

Signature, Place and Date of Signing:


    /s/ Douglas K. Lee           San Francisco, CA       August 11, 2010
---------------------------   -----------------------   -----------------
        [Signature]                [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   24

Form 13F Information Table Value Total (x$1000):    $335,478



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
7x7 ASSET MANAGEMENT LLC
FORM 13F INFORMATION TABLE - SECOND QUARTER 2010


                                   TITLE                            SHARES/
                                    OF                    VALUE    PRINCIPAL  SH/ PUT/ INVSMT  OTH      VOTING AUTHORITY
   NAME OF ISSUER                  CLASS        CUSIP    (x$1000)   AMOUNT    PRN CALL DSCRTN  MGRS    SOLE  SHARED  NONE
=========================================================================================================================

ADTRAN INC                          COM       00738A106    11,317    415,000  SH        SOLE   N/A    415,000
APPLE INC                           COM       037833100    15,092     60,000  SH        SOLE   N/A     60,000
BROADCOM CORP                       CL A      111320107    26,376    800,000  SH        SOLE   N/A    800,000
E M C CORP MASS                     COM       268648102    33,398  1,825,000  SH        SOLE   N/A  1,825,000
EBAY INC                            COM       278642103     3,922    200,000  SH        SOLE   N/A    200,000
F5 NETWORKS INC                     COM       315616102    10,286    150,000  SH        SOLE   N/A    150,000
GOOGLE INC                          CL A      38259P508    11,124     25,000  SH        SOLE   N/A     25,000
HEWLETT PACKARD CO                  COM       428236103    34,624    800,000  SH        SOLE   N/A    800,000
ISHARES TR INDEX                RUSSELL 2000  464287655     7,211     22,500  SH  PUT   SOLE   N/A     22,500
LINEAR TECHNOLOGY CORP              COM       535678106    31,564  1,135,000  SH        SOLE   N/A  1,135,000
MARVELL TECHNOLOGY GROUP LTD        ORD       G5876H105     5,516    350,000  SH        SOLE   N/A    350,000
NATIONAL SEMICONDUCTOR CORP         COM       637640103    12,993    965,300  SH        SOLE   N/A    965,300
NOVELLUS SYS INC                    COM       670008101    20,288    800,000  SH        SOLE   N/A    800,000
ORACLE CORP                         COM       68389X105    17,705    825,000  SH        SOLE   N/A    825,000
PMC-SIERRA INC                      COM       69344F106    24,816  3,300,000  SH        SOLE   N/A  3,300,000
POWERSHARES QQQ TRUST            UNIT SER 1   73935A104     8,550     25,000  SH  PUT   SOLE   N/A     25,000
QUALCOMM INC                        COM       747525103     8,210    250,000  SH        SOLE   N/A    250,000
RIVERBED TECHNOLOGY INC             COM       768573107    12,429    450,000  SH        SOLE   N/A    450,000
SPDR S&P 500 ETF TR            UNIT SER 1 S&P 78462F103     8,760     20,000  SH  PUT   SOLE   N/A     20,000
SALESFORCE COM INC                  COM       79466L302     3,004     35,000  SH        SOLE   N/A     35,000
TELLABS INC                         COM       879664100     3,994    625,000  SH        SOLE   N/A    625,000
TRINA SOLAR LIMITED               SPON ADR    89628E104     1,728    100,000  SH        SOLE   N/A    100,000
VARIAN SEMICONDUCTOR EQUIPMN        COM       922207105    18,629    650,000  SH        SOLE   N/A    650,000
VEECO INSTRS INC DEL                COM       922417100     3,942    115,000  SH        SOLE   N/A    115,000